Loans - Risk category of loans by class (Details 2) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	$ 263,973	$ 227,069
Pass
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	260,664	225,229
Special Mention
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	116	0
Substandard
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	3,193	1,840
Doubtful
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	0	0
Real estate loans: | Secured by one-to-four family residences
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	206,894	188,573
Real estate loans: | Secured by one-to-four family residences | Pass
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	203,815	187,079
Real estate loans: | Secured by one-to-four family residences | Special Mention
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	116	0
Real estate loans: | Secured by one-to-four family residences | Substandard
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	2,963	1,494
Real estate loans: | Secured by one-to-four family residences | Doubtful
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	0	0
Real estate loans: | Secured by multi-family residences
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	10,650	5,103
Real estate loans: | Secured by multi-family residences | Pass
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	10,650	5,103
Real estate loans: | Secured by multi-family residences | Special Mention
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	0	0
Real estate loans: | Secured by multi-family residences | Substandard
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	0	0
Real estate loans: | Secured by multi-family residences | Doubtful
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	0	0
Real estate loans: | Construction
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	10,750	6,134
Real estate loans: | Construction | Pass
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	10,750	6,134
Real estate loans: | Construction | Special Mention
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	0	0
Real estate loans: | Construction | Substandard
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	0	0
Real estate loans: | Construction | Doubtful
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	0	0
Real estate loans: | Commercial real estate
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	14,803	8,440
Real estate loans: | Commercial real estate | Pass
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	14,803	8,440
Real estate loans: | Commercial real estate | Special Mention
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	0	0
Real estate loans: | Commercial real estate | Substandard
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	0	0
Real estate loans: | Commercial real estate | Doubtful
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	0	0
Real estate loans: | Home equity lines of credit
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	17,127	16,797
Real estate loans: | Home equity lines of credit | Pass
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	16,897	16,498
Real estate loans: | Home equity lines of credit | Special Mention
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	0	0
Real estate loans: | Home equity lines of credit | Substandard
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	230	299
Real estate loans: | Home equity lines of credit | Doubtful
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	0	0
Other Loans Portfolio Segment | Commercial & industrial loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	3,679	1,947
Other Loans Portfolio Segment | Commercial & industrial loans | Pass
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	3,679	1,900
Other Loans Portfolio Segment | Commercial & industrial loans | Special Mention
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	0	0
Other Loans Portfolio Segment | Commercial & industrial loans | Substandard
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	0	47
Other Loans Portfolio Segment | Commercial & industrial loans | Doubtful
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	0	0
Other Loans Portfolio Segment | Other loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	70	75
Other Loans Portfolio Segment | Other loans | Pass
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	70	75
Other Loans Portfolio Segment | Other loans | Special Mention
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	0	0
Other Loans Portfolio Segment | Other loans | Substandard
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	0	0
Other Loans Portfolio Segment | Other loans | Doubtful
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	$ 0	$ 0